Deposits	12 Months Ended
Jun. 30, 2020
Disclosure Text Block [Abstract]
DEPOSITS

NOTE G - DEPOSITS

Deposits consist of the following major classifications at June 30:

(in thousands)	2020	2019

Non-interest bearing checking accounts	$8,258	$5,534
Checking accounts	15,133	13,126
Savings accounts	45,571	43,228
Money market demand deposits	9,156	8,056
Total demand, transaction and passbook deposits	78,118	69,944
Certificates of deposit	134,155	125,892
Total deposits	$212,273	$195,836

At June 30, 2020 and 2019, the Banks had certificate of deposit accounts with balances equal to or in excess of $250,000 totaling approximately $13.0 million and $9.8 million, respectively.

Maturities of outstanding certificates of deposit at June 30 are summarized as follows:

(in thousands)	2020

2021	$92,489
2022	30,819
2023	7,795
2024	1,098
2025 and thereafter	1,954
$134,155